Lisa Proch Talcott Resolution Law Group The Hartford 1 Griffin Road North Windsor, CT 06095-1512 Tel. 1-860-547-4390 lisa.proch@thehartford.com

April 27, 2018

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:	Union Security Insurance Company (“Registrant”)
File No. 333-224347 EmPower
Pre-Effective Amendment No. 1

Ladies and Gentlemen:
Pursuant to the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement filed on Form S-1.

If you have any questions, please feel free to contact me at 860-547-4390.

Very truly yours,

/s/ Lisa Proch
Lisa Proch
Assistant General Counsel

Enclosure